Financial Risk Management and Fair Values of Financial Instruments - Schedule of Non-Derivative Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Derivative Financial Liabilities [Line Items]
Short-term borrowings	$ 3,521,361	$ 1,075,904
Long-term borrowings	8,294,595	9,686,380
Lease liabilities	4,123,873	5,261,424
Guarantee deposits	8,400	250,869
Financial liabilities at amortized cost	1,966,248	1,912,134
Non-derivative financial liabilities total	17,914,477	18,186,711
Within 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Short-term borrowings	3,521,361	1,075,904
Long-term borrowings	4,351,474	4,400,252
Lease liabilities	625,976	955,124
Guarantee deposits		250,869
Financial liabilities at amortized cost	534,832	27,438
Non-derivative financial liabilities total	9,033,643	6,709,587
1 to 3 years [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Short-term borrowings
Long-term borrowings	1,859,282	3,238,512
Lease liabilities	1,188,849	1,250,681
Guarantee deposits
Financial liabilities at amortized cost	1,046,762	1,017,978
Non-derivative financial liabilities total	4,094,893	5,507,171
3 to 5 years [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Short-term borrowings
Long-term borrowings	496,758	440,561
Lease liabilities	1,186,249	1,242,693
Guarantee deposits	8,400
Financial liabilities at amortized cost	384,654	866,718
Non-derivative financial liabilities total	2,076,061	2,549,972
Over 5 years [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Short-term borrowings
Long-term borrowings	1,587,081	1,607,055
Lease liabilities	1,122,799	1,812,926
Guarantee deposits
Financial liabilities at amortized cost
Non-derivative financial liabilities total	$ 2,709,880	$ 3,419,981